PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment		10 years
Reduction in depreciation property, plant and equipment	$ 8.5
Contractual purchase obligations outstanding	17.5	$ 21.2
Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in depreciation property, plant and equipment	17.0
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in depreciation property, plant and equipment	$ 1.0
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	15 years
Top of range [member] | Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	20 years